Deferred Taxation - Schedule of Detailed Components of Net Deferred Taxation Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Liabilities	$ 1,015.4	$ 872.7
Assets
Assets	(666.5)	(655.6)
Net deferred taxation liabilities	348.9	217.1
Included in the statement of financial position as follows:
Deferred taxation assets	(154.9)	(172.2)
Deferred taxation liabilities	503.8	389.3
Net deferred taxation liabilities	348.9	217.1
Balance at beginning of the year	217.1	204.3
Recognised in profit or loss	146.9	6.8
Recognised in OCI	6.9	0.3
Translation adjustment	(22.0)	5.7
Balance at end of the year	348.9	217.1
– Mining assets
Liabilities
Liabilities	814.6	719.9
– Right-of-use assets
Liabilities
Liabilities	110.5	110.9
– Investment in environmental trust funds
Liabilities
Liabilities	5.6	4.9
– Inventories
Liabilities
Liabilities	22.8	21.6
– Other
Liabilities
Liabilities	61.9	15.4
– Provisions
Assets
Assets	(103.5)	(110.7)
- Tax losses
Assets
Assets	(117.6)	(54.2)
- Unredeemed capital expenditure
Assets
Assets	(321.4)	(364.0)
– Lease liabilities
Assets
Assets	$ (124.0)	$ (126.7)